Description on Plan	12 Months Ended
Dec. 31, 2024
EPB 005 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan	Note 1 - Description of Plan

The following description of the Essential Utilities, Inc. 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan sponsored by Essential Utilities, Inc. (the “Plan Sponsor” and the “Plan Administrator”). Direct and indirect subsidiaries of Essential Utilities, Inc. that adopt the Plan are participating employers. All participating employers are referred to herein as the “Company”. The Plan is designed to conform to all of the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and with the applicable provisions of the Internal Revenue Code (“IRC”) and the regulations thereunder.

Fidelity Management Trust Company (“Fidelity” or “Trustee”) serves as the trustee and recordkeeper for the Plan.

Eligibility

Covered employees are any employees of the Company other than: (i) bargaining unit employees unless their union contract provides for participation in the Plan, (ii) leased employees, (iii) nonresident aliens, and (iv) persons performing services who are classified by the Company as other than common law employees. Any seasonal employee shall become a participant in the Plan as of the first day of a calendar quarter coincident with or next following the date on which the employee first completes one year of service, provided the employee is a covered employee on such date.

The following are the groups of covered employees in the Plan:

•Group 1 Covered Employee: Any covered employee who was a participant in the Aqua America, Inc. Thrift Plan on December 31, 2007. The only employees who can commence participation as Eligible Group 1 Employees after December 31, 2007, are employees who were employed by the Philadelphia Suburban Division of Aqua Pennsylvania, Inc. on March 31, 2003, and were represented by Local 473 of the International Brotherhood of Fireman and Oilers on such date, who have remained continuously employed by Aqua Pennsylvania, Inc. as an employee represented by Local 473 and the successors thereto (currently Local 542 of the Internal Union of Operating Engineers) and who are transferred to a position with Aqua Pennsylvania, Inc. or a participating affiliated company in which they cease to be represented by Local 542 or any other union. Participation as an Eligible Group 1 Employee begins on the date of such change in status.

•Group 4 Covered Employee: Any covered employee who was a participant in the Personal Savings Plan for Local 473 Employees of the Philadelphia Suburban Division of Aqua Pennsylvania, Inc. on December 31, 2007.

•Group 6 Covered Employee: Any covered employee of Aqua Ohio Water Company whose terms and conditions of employment are subject to a collective bargaining agreement with an Ohio Water Union and who was hired before the hire date specified below:

Union	District	Hire Date
Utility Workers Union of America, AFL-CIO Local No. 397	Ashtabula	April 13, 2014
International Union of Operating Engineers, AFL-CIO Local Union 18S	Tiffin	October 31, 2013
Utility Workers Union of America, AFL-CIO Local Union No. 434	Marion	June 12, 2014

•Group 8 Covered Employee: In general, an employee is a Group 8 Covered Employee if they are not a Group 1, 4, 6, PNG Salaried, PNG Union or Delta Covered Employee (as defined by the Plan) and not covered by a collective bargaining agreement.

•Group 9 Covered Employee: In general, an employee is a Group 9 Covered Employee if the participant is not a Group 1, 4, 6, 8, PNG Salaried, PNG Union or Delta Covered Employee (as defined by the Plan) and the terms and conditions of the participant’s employment are subject to a collective bargaining agreement.

•PNG Salaried Group Covered Employee: Any covered employee (i) who was a participant in the PNG Salaried Plan on June 30, 2022, and (ii) any employee who was employed on June 30, 2022, as a covered employee under the terms of the PNG Salaried Plan as then in effect, who satisfies the eligibility requirements after June 30, 2022, provided he or she has remained continuously employed by the Company through entry date.

•PNG Union Group Covered Employee: Any Covered Employee (i) who was a participant in the PNG Union Plan on June 30, 2022, and (ii) any Employee who was employed on June 30, 2022, as a covered employee under the terms of the PNG Union Plan as then in effect, who satisfies the eligibility requirements after June 30, 2022, provided he or she has remained continuously employed by the Company from June 30, 2022, through entry date.

•Delta Group Covered Employee: Any covered employee (i) who was a participant in the Delta Plan on June 30, 2022, and (ii) any employee who was employed on June 30, 2022, as a covered employee under the terms of the Delta Plan as then in effect, who satisfies the eligibility requirements after June 30, 2022, provided he or she has remained continuously employed by the Company through entry date.

Contributions

Automatic Enrollment and Escalation

Any newly hired or rehired eligible employee is automatically enrolled in the Plan into a retirement date fund at a deferral of 6%, as soon as practical following a 30-day period, unless they elect otherwise.

A participant may elect to have a percentage of their base pay be contributed as deferral contributions and automatically increased each year to the next higher whole percentage. The increase for a Plan Year (calendar year) will be effective on a designated date in each Plan Year and will be applied to the last election in effect prior to such date. The automatic increase will remain in effect until the participant cancels the automatic increase election.

If a participant is automatically enrolled, their deferral percentage will automatically be increased by 1% (up to a maximum of 10%) effective with the paycheck for the first pay period ending on or after July 1 of each year, unless and until they make an affirmative election to make or not make deferral contributions. If automatically enrolled prior to July 1, 2022, the automatic increase date is effective with the paycheck for the first pay period ending on or April 1 of each year.

Employee Deferral Contributions

Participants may elect to contribute to the Plan from 1% to 75% of their eligible compensation on a pre-tax basis, an after-tax basis, a Roth after-tax basis, or a combination of these three, as defined by the Plan, up to the annual maximum permitted under applicable laws and regulations governing 401(k) plans. The maximum amount of allowable deferral contributions as set by the Internal Revenue Service (“IRS”) was $23,000 in 2024.

The Plan also allows participants who are age 50 or who will attain age 50 prior to the end of the Plan year to make additional deferral (“Catch-Up”) contributions, provided the participant made the maximum amount of deferral contributions permitted under the Plan. The maximum allowable Catch-Up contribution was $7,500 in 2024.

Plan participants may make transfers between funds or suspend their contributions at any time. They may also contribute amounts representing distributions from other qualified defined benefit or contribution plans (“Rollovers”). Participants can direct, at the time they enroll in the Plan, that their salary deferral and voluntary contributions be invested entirely in one of the funds offered by the Plan or divided among the funds. The Plan also permits participants to acquire an interest in Essential Utilities, Inc. common stock. Participants may change their investment allocation instructions and reinvest their contributions into a different fund or funds at any time. Participants may convert all or a portion of the vested portion of their account, excluding outstanding loans, to Roth deferral contributions.

Employer Matching Contributions

•Group 1: The Company will make a matching contribution for each Plan year equal to 50% of the first 6% of a participant’s eligible compensation that is contributed to the Plan as a pre-tax deferral contribution or a Roth deferral contribution.

•Group 4: The Company will make a matching contribution for each Plan year equal to 50% of the first 4% of a participant’s eligible compensation that is contributed to the Plan as a pre-tax deferral contribution or a Roth deferral contribution.

•Group 6: The Company will make a matching contribution for each Plan year equal to 100% of the first 3% of a participant’s eligible compensation that is contributed to the Plan and 50% of the next 2% of a participant’s compensation that is contributed to the Plan as a pre-tax deferral contribution or a Roth deferral contribution.

Employer matching contribution, including the match enhancement for participants in Group 6 shall be an amount equal to the sum of:

(a) the least of (i) 6% of the participant’s eligible salary, (ii) the amount contributed by the employer as a deferral contribution on behalf of a participant pursuant to a compensation reduction election, and (iii) 6% of the dollar limit in effect; and,

(b) an amount equal to 100% of participant’s excess deferral contributions which do not exceed 3% of the participant’s excess compensation, plus 50% of the participant’s excess deferral contributions which exceed 3% but do not exceed 5% of the participant’s excess compensation.

•Group 8: The Company will match 100% of the first 6% of compensation contributed as deferral contributions for the Plan Year (Pre-tax deferral contributions and/or Roth deferral contributions).

•Group 9: The Company will make a matching contribution for each Plan year equal to 100% of the first 2% of the participant’s eligible compensation that is contributed to the Plan as a pre-tax deferral contribution or a Roth deferral contribution. The Company will also make a matching contribution equal to 50% of the next 4% of eligible compensation that is contributed as a pre-tax deferral contribution or a Roth deferral contribution.

The Company may make an enhanced match: (1) for Group 8 participants, and, (2) for other participants in Group 9, effective at such date as may be specified in advance by the Plan Administrator; which, together with the employer matching contributions, would total to an amount of up to 6% of the annual compensation limit pursuant to IRC Section 401(a)(17) in effect for the Plan year.

•PNG Salaried Group Covered Employees: For eligible compensation paid, the Company will make the following matching contributions:

-with respect to non-union employees and USW Customer Service Representatives, an amount equal to 125% of the first 5% of the employee’s eligible compensation that is contributed to the Plan as a pre-tax deferral contribution, Roth deferral contribution or as a voluntary contribution; and,

-with respect to salaried employees covered by a collective bargaining agreement with the International Brotherhood of Electrical Workers, AFL-CIO-CFL, Local 29 that provides for his or her participation in the Plan, an amount equal to 50% of the first 6% of the employee’s eligible compensation that is contributed to the Plan as a pre-tax deferral contribution, Roth deferral contribution or as a voluntary contribution.

•PNG Union Group Covered Employees: For eligible compensation paid, the Company will make a matching contribution equal to 100% of participant salary deferrals, Roth deferrals, and after-tax voluntary contributions up to 6% of eligible compensation of participants.

•Delta Group Covered Employees: For eligible compensation paid, the Company will make a matching contribution equal to 100% of participant’s pre-tax deferral contributions or Roth deferral contributions to the Plan up to a maximum of 6% of the participant’s eligible compensation.

Matching contributions are initially invested in accordance with the participant’s investment elections, unless the participant made a one-time election to have contributions initially invested in Essential Utilities, Inc. common stock. If the provisions of an applicable collective bargaining agreement conflict with the provisions of the Plan, the provisions of the collective bargaining agreement shall take precedence to the extent such provisions are permitted under applicable law.

Discretionary Contributions

The Company may make additional discretionary contributions to the Plan for the benefit of active participants. Discretionary contributions are allocated to active Group 1, Group 8, Group 9, PNG Salaried, PNG Union and Delta Group participant accounts on a pro-rated basis based on each participant’s compensation compared to the compensation of all active participants in Group 1, Group 8, Group 9, PNG Salaried, PNG Union and Delta Group. The other groups in the Plan are not eligible for discretionary contributions. This discretionary contribution is made to the Plan in the form of cash into participant directed accounts. The Company did not make any discretionary contributions during 2024.

Non-Discretionary Contributions

The Company will make additional non-discretionary contributions of 5.25% of eligible hourly wages to the Plan for the benefit of active Group 6 participants who qualify for a Company matching contribution, defined as 100% of the first 3% and 50% of the next 2% of eligible compensation contributed. The Company made such non-discretionary contributions for 2024 of $81,812.

Employer Performance Contributions

The Company may, at its discretion, make an employer performance contribution on behalf of eligible participants if certain established performance goals are achieved. Any performance contributions will be initially invested in Company stock. The Company did not make any performance contributions during 2024.

Year-End Corporate Contribution

The Company may make a discretionary year-end corporate contribution, of up to 3% of an employee’s eligible compensation, for participants of Groups 8, 9 and Delta Group who were employed on the last day of the Plan year. This contribution is made into participant-directed accounts. The Company made a year-end corporate contribution for 2024 in the amount of $3,765,428.

Profit Sharing Contribution

The Company shall make a profit-sharing contribution as follows:

-with respect to PNG Salaried Covered Employees that are non-union employees and USW Customer Service Representatives, an amount that is equal to 3% of a participant’s eligible compensation for the Plan year;

-with respect to PNG Salaried Covered Employees that are covered by a collective bargaining agreement with the International Brotherhood of Electrical Workers, AFL-CIO-CFL, Local 29, an amount that is equal to 6% of the participant’s eligible compensation for the Plan year;

-with respect to PNG Union Covered Employees, an amount that is equal to 6% of the participant’s eligible compensation for the Plan year.

During 2024, the Plan made profit-sharing contributions to the PNG Salaried and Union Covered Employees totaling $5,833,019.

Other Contributions / Accounts

The Plan has an Administrative Budget account which is comprised of funds from the Plan’s previous trustee, T. Rowe Price Trust Company, and designated to be used only for payment of permissible Plan expenses or allocation to participants. During the year ended December 31, 2024, no funds were used from the Administrative Budget Account to pay any Plan expenses. In 2024, dividends in the amount of $2,185 were earned by the Administrative Budget Account. The balance in the Administrative Budget account was $43,847 and $41,662 as of December 31, 2024 and 2023, respectively.

The Plan has a “Revenue Credit Program” with Fidelity. When recordkeeping revenue earned in connection with plan services exceeds agreed-upon compensation, the Plan Sponsor can deposit excess revenue, regardless of source, in a revenue credit account. These funds can be used to pay ERISA-qualified expenses or can be allocated to eligible participant accounts. Revenue credits received in 2024 totaled $88,177 During 2024, the revenue credit account earned dividends of $6,654. As of December 31, 2024 and 2023, the balance in the Revenue Credit Program account was $173,730 and $78,899, respectively.

Participants’ Accounts

Each participant’s account is credited with the participant’s contribution, employer’s contributions, and charged with withdrawals, an allocation of Plan earnings and losses and an allocation of administrative expenses, if not paid from the forfeiture account, the Administrative Budget account or the Revenue Credit Program account. Allocations are based on participant contributions or account balances, as defined by the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Each participant will always be 100% vested in the balances in their deferral contribution, voluntary contribution, discretionary contribution, employer performance contribution, and rollover contribution accounts. Group 8 and Group 9 covered employees become 100% vested in their employer matching and employer profit sharing/corporate contributions after three years of service*. Group 6 covered employees become 100% vested in their employer non-discretionary contribution upon completing a year of service*. PNG Salaried and PNG Union covered employees become 100% vested in their employer matching contribution and profit sharing accounts following the completion of three years of service**.

Vesting for Group 1 and Group 4 covered employees’ employer matching contributions is in accordance with the following schedule:

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Years of Service *	% Vested
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%

Delta covered employees become 100% vested in their Essential 401(k) Plan matching contribution accounts following the completion of three years of service**. Vesting for Delta covered employees’ Delta Plan matching contribution accounts is in accordance with the following schedule:

Years of Service	% Vested
Less than 1	0%
1 but less than 2	20%
2 but less than 3	40%
3 but less than 4	60%
4 but less than 5	80%
5 or more	100%

Vesting for Delta covered employees’ Delta Plan profit sharing contribution accounts is in accordance with the following schedule:

Years of Service**	% Vested
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%

*	Effective July 1, 2022, a “year of service” for vesting purposes is based on anniversary date.
**	“Year of service” for vesting purposes shall mean periods on or after July 1, 2022 and period of service for vesting credited under their predecessor plan as of June 30, 2022.

Common Stock

Matching contributions and performance contributions are made in the form of cash. Discretionary contributions may be made in cash into participant directed accounts. Each participant may elect to transfer amounts in their account invested in common stock to another investment option under the Plan, subject to procedures established by the Plan Administrator.

Participants who are 100% vested in employer contributions have an opportunity to elect that any dividends with respect to Essential Utilities, Inc. common stock held be paid in cash to the participant’s account or allocated to their investment mix held by the Trustee rather than allocated to their account for investment in additional shares of Essential Utilities, Inc. common stock.

Payment of Benefits

Distributions from the Plan are normally made shortly after the participant’s retirement, disability, or death. If the participant’s account balance does not exceed $1,000, the participant will receive a lump-sum distribution as soon as practicable following termination of employment. If the account balance is less than $5,000 and the participant does not elect to receive the distribution directly, then the Trustee will pay the distribution in a direct rollover to an individual retirement plan designated by the Plan Administrator. Withdrawals will be made in cash or shares of Essential Utilities, Inc. common stock, to the extent permitted by law. Under certain circumstances, a participant may withdraw all or a portion of the employee contributions while still employed.

Notes Receivable from Participants

Participants may borrow funds from their account balance in amounts that do not exceed the lesser of $50,000 or 50% of their vested account balance for a period not to exceed five years, unless the note is used to purchase the participant’s principal residence. Participants are only allowed to have one loan, with the exception of loans assumed from acquired plans in which the participant would be required to pay-off prior loans before taking new loan. Repayment for active employees is made through payroll deductions. The notes are secured by the balance in the participant’s account and bear a reasonable rate of interest, as determined by the Plan Administrator based on the prevailing interest rates charged by persons in the business of lending money for loans which would be made under similar circumstances. Effective July 1, 2022, all new notes receivable bear interest based on the prime rate. As of December 31, 2024, the notes bear interest at rates that range from 4.25% to 8.50%.

Plan Forfeitures

Participants who take a distribution prior to being fully vested forfeit their portion of non-vested employer contributions unless they resume employment as a Covered Employee and repay the full amount of the distribution to the Plan prior to the earlier of (a) five years after the date on which they were reemployed, or (b) the close of the first period of five consecutive one-year breaks in service, commencing after the distribution, in which case the non-vested amount, unadjusted by any subsequent gains or losses, shall be restored.

Forfeited non-vested accounts are used first to restore any non-vested amounts and shall then be applied as promptly as practicable to reduce employer contributions and/or to pay Plan administrative expenses. During the year ended December 31, 2024, employer matching contributions were reduced by $49,007 and administrative expenses were reduced by $659,110 from forfeited non-vested accounts. As of December 31, 2024 and 2023, the balance in the forfeiture account was $226,464 and $75,076, respectively.